                                  MGI FUNDS(TM)

                                SUPPLEMENT TO THE
                                  PROSPECTUSES
                              DATED AUGUST 8, 2005,
                               AS SUPPLEMENTED ON
                       DECEMBER 13, 2005 AND MAY 15, 2006

                  The date of this Supplement is June 28, 2006

The following  changes are made in the  prospectuses  of the Class S Shares (the
"Class S  Prospectus")  and of the Class Y-1,  Y-2, and Y-3 Shares (the "Class Y
Prospectus") of MGI Funds (the "Trust"):

     1. The  information  relating to J.L.  Kaplan  Associates,  LLC  ("Kaplan")
located on page 20 of the Class S Prospectus  and located on page 21 (continuing onto page 22) of the Class Y Prospectus  is deleted in its entirety and replaced with the following:

AQR Capital Management,  LLC ("AQR"), located at Two Greenwich Plaza, 3rd Floor,
Greenwich,  Connecticut  06830,  serves  as a  subadvisor  to the  Fund.  AQR is majority owned and controlled by its principals.

Messrs.  Clifford S. Asness,  Robert J. Krail,  and John M. Liew are jointly and primarily  responsible for the day-to-day  management of AQR's allocated portion of the Fund's portfolio. Each of the portfolio managers has served as a Founding
Principal of AQR since co-founding the firm in 1998. The SAI provides additional information about each portfolio manager's compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Securities Selection

In managing  its  allocated  portion of the Fund's  portfolio,  AQR  utilizes an investment  philosophy  that  combines  the  basic  concepts  of both  value and momentum investing.  Through a quantitative  process, AQR applies these concepts using a  variety  of  proprietary  indicators  across  many  markets.  AQR  also
evaluates  earnings  quality,   investor  sentiment,   sustainable  growth,  and
management signaling as important components of the investment process.

AQR's  quantitative   investment   approach  begins  with  the  creation  of  an
appropriate  universe of  securities  based on a relevant  benchmark,  liquidity considerations,  and additional screening factors.  Once an appropriate universe of potential  investments has been identified,  AQR assigns an individual rating to each industry and to each security.  These two rating components are combined to produce a final  rating.  AQR then seeks to  construct  an optimal  portfolio using these assigned ratings.  AQR uses proprietary  trading and risk-management models to monitor and rebalance  the portfolio in accordance  with AQR's ongoing analysis.

NWQ Investment  Management  Company,  LLC ("NWQ"),  located at 2049 Century Park
East, 16th Floor, Los Angeles,  California 90067,  serves as a subadvisor to the
Fund. NWQ is an indirect, wholly-owned subsidiary of Nuveen Investments, Inc.

Ms.  Phyllis  G.  Thomas,  CFA,  is  primarily  responsible  for the  day-to-day management of NWQ's allocated portion of the Fund's  portfolio.  Ms. Thomas is a
Managing  Director and Portfolio Manager of NWQ and has been with the firm since
1990.  The SAI provides  additional  information  about the portfolio  manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to NWQ.

Securities Selection

Through an analyst-driven,  value-oriented  process,  NWQ invests in undervalued companies that it believes possess catalysts to improve profitability.  NWQ uses a bottom-up  research  approach  to identify  companies  that NWQ  believes  are undervalued in industries with positive or improving  fundamentals.  The process seeks to  identify  companies  where  catalysts  exist that may unlock  value or improve  profitability.  These catalysts may include new  management,  improving
fundamentals,   renewed  management  focus,  industry   consolidation,   company
restructuring,   and  excessive  pessimism.   In  addition,  a  broad  range  of
quantitative   value  factors  are  evaluated,   such  as  price-to-cash   flow,
price-to-book, price-to-earnings, and quality of earnings.

NWQ  invests  in  intrinsic  value   opportunities  by  applying  a  variety  of
parameters.  Decisions  to  add  positions  to  the  portfolio  are  made  on an
opportunistic   basis,   capitalizing   on   situations   created  by   investor
over-reaction,  misperception,  and short-term  focus. NWQ typically  reduces or
eliminates   positions  in  the  portfolio  in  response  to   deterioration  of
fundamentals  and/or a failure to reach NWQ's proprietary price targets within a reasonable  time period.  NWQ's  allocated  portion of the  portfolio  typically consists of 45-70 stocks, depending on market conditions.

     2. The fifth  paragraph of the section of the  Prospectuses  entitled  "Who
Manages the Funds:  Investment  Advisor and the Subadvisors"  located on page 32
(continuing  onto page 33) of the Class Y  Prospectus,  and  located  on page 31
(continuing  onto page 32) of the Class S  Prospectus,  is deleted and  replaced with the following paragraph:

The Advisor manages the Funds based on the philosophy and belief that portfolios
that  are  advised  by  appropriately   constructed   combinations  of  quality,
asset-class  specialist investment managers can generally be expected to provide consistent,  above-average performance over time. Ravi B. Venkataraman, CFA, and
Christopher A. Ray, CFA, are  responsible  for  establishing  the Funds' overall investment strategies and evaluating and monitoring the subadvisors managing the
Funds. Mr.  Venkataraman,  the Chief Investment Officer of the Advisor, has over sixteen years of consulting and  investment  advisory  experience.  Prior to his current role, Mr. Venkataraman led the investment consulting practice for Mercer
IC in the northeast region of the United States and assisted some of Mercer IC's largest institutional clients in building multi-manager portfolios. As the Chief
Investment  Officer  of  the  Advisor,  Mr.  Venkataraman  leads  the  portfolio management team and chairs the Investment Policy  Committee,  which develops the philosophy  and  establishes  investment  policies for the business.  Mr. Ray, a
Senior Portfolio  Manager of the Advisor,  has over nineteen years of investment management  experience.  He has  previously  served as a senior vice  president, consultant  relations  manager,  and  fixed  income  portfolio  manager  with  a diversified mutual fund company.

     3. On page A-1 of the Class Y and the Class S  Prospectuses,  the first and third  sentences  of the second  paragraph  are deleted,  and replaced  with the following:

     For each subadvisor  (except as otherwise  noted),  we have presented prior performance  information for all investment companies and advisory accounts with substantially similar investment  objectives,  policies and strategies to the Funds (together,  the "Subadvisor  Composites") that each subadvisor subadvises.  The Advisor has required  that each  subadvisor  that includes
     Subadvisor  Composites  to  make  certain  representations  concerning  the appropriate  presentation  and  calculation of the  Subadvisor  Composites'
     performance.

     4. On page A-3 of the Class Y and the Class S  Prospectuses,  the composite performance information relating to Kaplan in the table is deleted, and replaced with the following composite information:

------------------------------------------------------------------------------------
                   Average Annual Total Returns (%) - Periods
                              Ending March 31, 2006
                 Period Ending                                           Since
                 March 31, 2006  1 Year  3 Years  5 Years   10 Years   Inception^

Small/Mid
Cap Value
Equity

AQR Small/Mid          NA          NA      NA       NA         NA          NA
Cap Value

NWQ Small/Mid        14.22         NA      NA       NA         NA        27.77
Cap Value

Disclosures:
Past  performance  is not a guarantee  of future  performance.  The  performance
record   represents  the  client  composite  track  records  of  the  underlying investment  managers  in the  MGI  program,  and not the  track  records  of MGI clients. Performance figures have been reported on a net-of-fees basis, based on the  separate  or  commingled  account  composite  record of the  managers.  The information  on  investment  management  firms  has  been  obtained  from  those investment  management firms. MGI makes no  representations  or warranties as to the accuracy of such  information,  and accepts no  responsibility  or liability
(including for indirect,  consequential,  or incidental  damages) for any error, omission, or inaccuracy in such information.

(C)Copyright 2005, Mercer Global Investments, Inc.

^ Performance  inception date is June 30, 2005, and reflects the  performance of the Composite over three calendar  quarters.  Past performance of the Subadvisor
Composite is no guarantee of the Fund's future results.
------------------------------------------------------------------------------------

     5. On page A-5 of the Class Y and the Class S  Prospectuses,  the paragraph describing  Kaplan's  performance  results is  deleted,  and  replaced  with the following paragraph describing NWQ's performance results:

     The NWQ  Small/Mid  Cap  Value  Managed  Accounts  Composite  includes  all fee-paying  small/mid  cap  value  equity  accounts,  managed  on  a  fully discretionary basis according to the Composite's strategy, by NWQ's Managed
     Account  Division in the Merrill  Lynch  Consults  Program for at least one calendar quarter.  The performance  inception date of the Composite is June
     30, 2005. Composite returns are expressed in U.S. dollars. The benchmark is the Russell 2500 TM Value Index.  Benchmark returns include reinvestment of income, but do not reflect taxes,  investment  advisory and other fees that would reduce performance in an actual account. It is not possible to invest in an index.  Returns of the  Composite  include  the  reinvestment  of all capital gains,  dividends,  and income.  Accounts pay an all-inclusive  fee based on a percentage of assets under management. The all-inclusive fee may include brokerage commissions,  portfolio monitoring,  consulting services,
     investment  management  services,   and  custodial  services.   The  actual
     all-inclusive  fee was used to calculate the net of fee  performance of the
     Composite. The maximum annual all-inclusive fee is 3% of assets. The annual institutional  client fee schedule for NWQ's small/mid cap value portfolios is as follows:  first $25 million is 0.85%;  and over $25 million is 0.70%.
     Actual fees charged may vary by client due to various conditions, including account  size.  The net  effect  of the  deduction  of  fees on  annualized performance,  including the  compounded  effect over time, is determined by the relative size of the fee and the account's investment performance.

     6.  On  page  A-11  of the  Class  Y and  the  Class  S  Prospectuses,  the
information  describing Kaplan's  performance results contained in the bar chart is deleted.